Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net income for the year	$ 221,471	$ 339,287
Adjustments for:
Depreciation and depletion	517,516	222,616
Finance expense	185,678	95,381
Amortization of deferred revenue	(158,063)	(14,342)
Change in fair value of derivatives	113,964	123,289
Settlements of derivatives	(85,080)	(13,857)
Unrealized foreign exchange loss (gain)	21,149	(21,418)
Gain on remeasurement of previously held interest in the Greenstone Mine	0	(579,816)
Income tax expense	191,119	290,794
Income taxes paid	(129,226)	(19,602)
Other	36,575	7,866
Operating cash flow before changes in non-cash working capital	915,103	430,198
Changes in non-cash working capital	(96,758)	(58,014)
Cash provided by (used in) operating activities	818,345	372,184
Investing activities
Expenditures on mineral properties, plant and equipment	(692,346)	(412,073)
Cash acquired on acquisition of Calibre Mining Corp.	193,107	0
Investment in Calibre Mining Corp.	(40,000)	0
Net proceeds on disposal of assets	83,232	0
Proceeds from dispositions of marketable securities	3,023	48,191
Acquisition of Greenstone Mine	0	(744,110)
Other	(5,689)	(3,727)
Cash provided by (used in) investing activities	(458,673)	(1,111,719)
Financing activities
Drawdowns on credit facility	85,000	560,000
Repayments of loans and borrowings	(81,482)	0
Proceeds from other financing arrangements	21,621	57,346
Repayments of other financing arrangements	(24,878)	(7,296)
Interest paid	(132,580)	(112,647)
Lease payments	(39,887)	(29,494)
Net proceeds from shares issued in public offerings	0	335,562
Transaction costs and other	313	(10,996)
Cash provided by (used in) financing activities	(171,893)	792,475
Effect of foreign exchange on cash and cash equivalents	2,896	(5,606)
Increase in cash and cash equivalents	190,675	47,334
Cash and cash equivalents – beginning of year	239,329	191,995
Cash and cash equivalents – end of year	430,004	239,329
Cash and cash equivalents classified as held for sale	(22,649)	0
Cash and cash equivalents, excluding cash and cash equivalents held for sale	$ 407,355	$ 239,329